Business Combinations - Additional Information (Detail) In Millions, unless otherwise specified													1 Months Ended
	Mar. 31, 2012 PriceSpective LLC USD ($)	Feb. 28, 2012 PriceSpective LLC USD ($)	Feb. 28, 2012 PriceSpective LLC Maximum USD ($)	Mar. 31, 2012 BeijingWits Medical Limited USD ($)	Feb. 15, 2012 BeijingWits Medical Limited USD ($) Employee	Feb. 15, 2012 BeijingWits Medical Limited Maximum USD ($)	Mar. 31, 2012 Firecrest Clinical Limited USD ($)	Mar. 31, 2012 Firecrest Clinical Limited EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited USD ($)	Jul. 14, 2011 Firecrest Clinical Limited EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited Maximum USD ($)	Jul. 14, 2011 Firecrest Clinical Limited Maximum EUR (€)	Mar. 31, 2012 Oxford Outcomes Limited USD ($)	Mar. 31, 2012 Oxford Outcomes Limited GBP (£)	Jul. 31, 2011 Oxford Outcomes Limited USD ($)	Jul. 31, 2011 Oxford Outcomes Limited GBP (£)	May 31, 2011 Oxford Outcomes Limited USD ($)	May 31, 2011 Oxford Outcomes Limited GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited USD ($)	Jan. 14, 2011 Oxford Outcomes Limited GBP (£)	Mar. 31, 2012 Oxford Outcomes Limited Put and call option USD ($)	Mar. 31, 2012 Oxford Outcomes Limited Put and call option GBP (£)	Oct. 20, 2011 Oxford Outcomes Limited Put and call option USD ($)	Oct. 20, 2011 Oxford Outcomes Limited Put and call option GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited Put and call option USD ($)	Jan. 14, 2011 Oxford Outcomes Limited Put and call option GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited Maximum USD ($)	Jan. 14, 2011 Oxford Outcomes Limited Maximum GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited Maximum Put and call option USD ($)	Jan. 14, 2011 Oxford Outcomes Limited Maximum Put and call option GBP (£)
Business Acquisition [Line Items]
Percentage of common stock acquired		100.00%			100.00%				100.00%	100.00%									80.00%	80.00%
Cash consideration		$ 37.1			$ 9.0				$ 24.1	€ 17.0									$ 27.6	£ 17.8					$ 6.0	£ 3.8
Potential additional consideration			15.0			7.0					46.8	33.0															10.1	6.5	2.3	1.5
Additional consideration liability	15.0			10.0			37.6	28.3					5.1	3.2							1.3	0.8
Percentage of common stock acquired		100.00%			100.00%				100.00%	100.00%									80.00%	80.00%
Cash consideration		37.1			9.0				24.1	17.0									27.6	17.8					6.0	3.8
Cash paid					6.0																		6.0	3.8
Cash payable related to acquisition of BeijingWits Medical					3.0
Amounts paid in respect of the performance milestones to the selling shareholders																							1.1	0.7
Potential additional consideration			15.0			7.0					46.8	33.0															10.1	6.5	2.3	1.5
First element of additional consideration paid							4.0	3.0							5.1	3.3
Additional amount Company paid on completion of working capital review							0.5	0.4									5.1	3.3
Further payment made in respect of the remaining element of the review													$ 1.2	£ 0.8
Addition of new employees					100